UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22516
ASGI Aurora Opportunities Fund, LLC (Exact name of registrant as specified in charter)
C/O Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202 (Address of principal executive offices) (Zip code)
Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116 (Name and address of agent for service)
Registrant's telephone number, including area code: (866)-440-7460 Date of fiscal year end: March 31 Date of reporting period: July 1, 2010 – June 30, 2011
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

ASGI AURORA OPPORTUNITIES FUND, LLC

This registrant did not vote any portfolio securities during the period from July 1, 2010 to June 30, 2011.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant ASGI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date August 23, 2011

*Print the name and title of each signing officer under his or her signature.